CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY- STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in operating assets and liabilities:
Cash flows from operating activities	$ (3,020)	$ (2,108)	$ (2,394)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash flows from investing activities	(26)	(3,134)	(156)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash flows from financing activities	4,510	1,015	5,406
Cash and cash equivalents at beginning of year	2,085	7,102	5,263
Cash and cash equivalents at end of year	2,388	2,085	7,102
Parent
Changes in operating assets and liabilities:
Cash flows from operating activities	(2,119)	(1,016)	(2,410)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash flows from financing activities	3,917	1,015	(165)
Net increase (decrease) in cash, cash equivalents and restricted cash	1,798	(1)	(2,575)
Cash and cash equivalents at beginning of year	170	171	2,746
Cash and cash equivalents at end of year	$ 1,968	$ 170	$ 171